Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 01, 2016	Jun. 02, 2016	Mar. 03, 2016	Dec. 03, 2015	Sep. 03, 2015	Jun. 04, 2015	Mar. 05, 2015	Dec. 04, 2014	Sep. 01, 2016	Sep. 03, 2015	Aug. 28, 2014
Earnings Per Share Reconciliation [Abstract]
Net income (loss) available to Micron shareholders – Basic	$ (170)	$ (215)	$ (97)	$ 206	$ 471	$ 491	$ 934	$ 1,003	$ (276)	$ 2,899	$ 3,045
Dilutive effect related to equity method investment									0	(3)	(2)
Net income (loss) available to Micron shareholders – Diluted									$ (276)	$ 2,896	$ 3,043
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted-average common shares outstanding - Basic (in shares)									1,036	1,070	1,060
Dilutive effect of equity plans and convertible notes (in shares)									0	100	138
Weighted-average common shares outstanding - Diluted (in shares)									1,036	1,170	1,198
Earnings Per Share, Basic [Abstract]
Basic (in dollars per share)	$ (0.16)	$ (0.21)	$ (0.09)	$ 0.20	$ 0.44	$ 0.46	$ 0.87	$ 0.94	$ (0.27)	$ 2.71	$ 2.87
Earnings Per Share, Diluted [Abstract]
Diluted (in dollars per share)	$ (0.16)	$ (0.21)	$ (0.09)	$ 0.19	$ 0.42	$ 0.42	$ 0.78	$ 0.84	$ (0.27)	$ 2.47	$ 2.54